Average Annual Total Returns - FidelityMunicipalBondIndexFund-PRO - FidelityMunicipalBondIndexFund-PRO - Fidelity Municipal Bond Index Fund	Aug. 29, 2024
Fidelity Municipal Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.92%
Since Inception	0.29%	[1]
Fidelity Municipal Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.92%
Since Inception	0.29%	[1]
Fidelity Municipal Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.49%
Since Inception	0.63%	[1]
LB015
Average Annual Return:
Past 1 year	6.40%
Since Inception	1.31%

[1]	A From July 11, 2019 .